Schedule of Investments (unaudited)
August 31, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$315	$ 317,989
Pennsylvania — 98.2%
Corporate — 4.2%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	1,000	1,000,684
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	3,100	3,077,966
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,284,149
Pennsylvania Economic Development Financing Authority, RB(a)
AMT, 4.25%, 08/01/45	2,860	2,858,628
AMT, 4.15%, 04/01/49	3,735	3,728,546
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	437,222
Series C, 5.25%, 12/01/37(a)	755	767,680
AMT, 5.50%, 11/01/44	1,355	1,356,006
		14,510,881
County/City/Special District/School District — 16.7%
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,949,660
Bethlehem Area School District, GOL, Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,814,019
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	2,550	2,631,059
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,220	1,178,306
5.00%, 03/01/38	379	381,089
5.13%, 03/01/48	791	784,752
4.75%, 03/01/50	2,700	2,522,413
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,688,006
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,656,290
City of Philadelphia Pennsylvania, Refunding GO
Series A, 5.00%, 08/01/37	2,140	2,235,805
Series B, 2.93%, 08/01/31(a)	2,150	2,150,000
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	814,111
5.00%, 09/01/42	700	756,752
5.00%, 09/01/43	150	161,509
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	188,374
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,615,875
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,400,338
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	342,739
Series B, (BAM SAW), 0.00%, 10/01/34	980	636,576
Series C, (BAM SAW), 0.00%, 10/01/33	640	436,504
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	506,470
4.00%, 11/01/35	520	525,205
4.00%, 11/01/36	540	544,609
4.00%, 11/01/37	565	568,882
Fox Chapel Area School District, GOL
(SAW), 5.00%, 02/01/39	3,100	3,231,267
Security	Par (000)	Value
County/City/Special District/School District (continued)
Fox Chapel Area School District, GOL (continued)
(SAW), 5.00%, 02/01/42	$1,500	$ 1,552,406
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,210	1,211,885
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,485,055
AMT, 5.50%, 06/30/43	2,500	2,733,162
AMT, 6.00%, 06/30/61	1,945	2,144,070
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,443,330
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,564,435
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/37	1,815	1,858,577
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,178,143
		57,891,673
Education — 17.3%
Allegheny County Higher Education Building Authority, Refunding RB, 4.04%, 02/01/33(a)	3,235	3,208,750
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	890	871,135
5.00%, 10/01/49	795	727,274
Chester County Industrial Development Authority, RB
Sustainability Bonds, 4.00%, 12/01/49	1,805	1,698,111
Sustainability Bonds, 4.00%, 12/01/51	4,000	3,766,590
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,810	1,844,644
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	431,501
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,075,674
Series A, 5.00%, 09/01/37	1,365	1,424,964
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,010,138
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,675	1,443,086
Series 1C, AMT, 5.00%, 06/01/51	4,370	4,391,436
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,282,319
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	503,591
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	759,610
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/26(d)	75	76,856
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	499,308
5.00%, 05/01/41	810	822,954
Series A, 5.00%, 11/01/25	200	202,724
Series A, 5.00%, 11/01/26	100	102,548
Series A, 5.00%, 11/01/27	150	155,345
Series A, 5.00%, 11/01/29	1,150	1,212,108
Series A, 5.00%, 11/01/31	205	218,568
Series A, (AGM), 4.00%, 05/01/50	5,000	4,741,676
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	2,730,167
09/01/54(e)	1,715	1,918,567
Series A, 5.00%, 09/01/43	3,935	4,203,762
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	410	400,123
5.00%, 06/15/39	590	590,832
4.00%, 12/01/48	8,090	7,951,191
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Philadelphia Authority for Industrial Development, RB (continued)
5.00%, 06/15/50	$800	$ 785,647
5.25%, 11/01/52	2,145	2,280,358
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	606,917
6.25%, 05/01/42(b)	1,165	1,133,524
Series 2015, 5.00%, 04/01/45	3,330	3,341,598
Series A, 5.25%, 06/15/52	625	630,041
		60,043,637
Health — 21.5%
Allegheny County Hospital Development Authority, RB, Series D2, 3.62%, 11/15/47(a)	2,865	2,845,841
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,329,196
Series A, 4.00%, 07/15/39	2,250	2,261,416
Bucks County Industrial Development Authority, RB
4.00%, 08/15/44	1,690	1,617,737
4.00%, 07/01/46	2,500	2,074,119
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,419,055
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,047,288
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	430	433,151
5.00%, 01/01/29(d)	940	1,033,286
4.00%, 01/01/36	645	634,711
4.13%, 01/01/38	260	256,088
5.00%, 01/01/38	2,185	2,186,855
Doylestown Hospital Authority, RB
4.00%, 07/01/29(d)	125	133,144
5.00%, 07/01/29(d)	150	166,544
4.00%, 07/01/45	1,125	1,019,817
5.00%, 07/01/49	1,350	1,358,927
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,405,126
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,076,199
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	929,255
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	872,483
5.00%, 12/01/49	730	730,847
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	723,002
Series A, 5.00%, 05/01/49	515	533,176
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 4.00%, 05/01/52	2,565	2,385,129
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	5,001,155
5.00%, 12/01/46	850	855,054
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,569,554
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,755,439
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,350	1,360,457
Security	Par (000)	Value
Health (continued)
Northampton County General Purpose Authority, Refunding RB (continued)
Series A1, (AGM), 4.00%, 08/15/43	$2,915	$ 2,885,142
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,377,546
Series B, 4.00%, 03/15/40	2,000	2,005,728
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 11/15/42	4,000	3,872,121
Series A, 4.00%, 02/15/52	860	802,816
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,817,286
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,075,206
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(d)	3,560	3,906,162
5.00%, 12/01/48	2,035	2,108,792
		74,864,850
Housing — 8.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	4,000	2,839,297
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,494,857
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,891,147
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,880	3,171,740
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,506,674
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	1,987,895
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,564,780
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,970	3,052,588
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	3,145,704
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	930,006
Series A, 4.00%, 12/01/46	5,740	4,236,694
Series A, 4.00%, 12/01/51	2,300	1,697,630
		29,519,012
State — 2.5%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,444,583
5.00%, 05/01/42	2,415	2,513,387
Commonwealth of Pennsylvania, GO, Series A, 4.00%, 09/15/31	2,500	2,555,240
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	1,500	1,594,477
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	460	469,035
		8,576,722
Tobacco — 2.6%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,328,753
(AGM), 4.00%, 06/01/39	6,700	6,726,957
		9,055,710

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 19.4%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	$1,075	$ 1,045,750
Series B, AMT, 5.00%, 07/01/35	1,300	1,330,700
Series B, AMT, 5.00%, 07/01/37	1,800	1,838,933
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,191,328
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,059,231
5.00%, 06/30/42	2,620	2,650,027
AMT, 5.25%, 06/30/53	3,770	3,952,226
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,509,545
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/38	515	516,692
Series A-1, 5.00%, 12/01/43	2,065	2,067,724
Sub-Series B-1, 5.00%, 06/01/42	4,755	4,869,840
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,029,371
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,258,022
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,881,728
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,568,311
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,644,112
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,338,230
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	863,637
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,510,801
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 12/01/43(e)	1,140	1,270,922
Series B, 5.25%, 12/01/52	1,225	1,337,072
Series B-2, (AGM), 5.00%, 06/01/35	2,900	3,031,887
Series C, 4.00%, 12/01/51	5,000	4,846,100
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	464,997
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	4,060,640
5.25%, 06/01/52	2,000	2,172,930
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,251,785
		67,562,541
Utilities — 5.5%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,626,863
Series A, 5.25%, 10/01/52	1,190	1,228,746
Series C, 5.50%, 06/01/52	3,100	3,434,174
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,760	1,810,338
Series B, (AGM), 5.50%, 09/01/53	3,520	3,905,942
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/31	900	900,657
5.00%, 08/01/32	1,200	1,200,876
Security	Par (000)	Value
Utilities (continued)
Philadelphia Gas Works Co., Refunding RB (continued)
5.00%, 08/01/33	$600	$ 600,438
5.00%, 08/01/34	1,050	1,050,766
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,415,034
		19,173,834
Total Municipal Bonds in Pennsylvania		341,198,860
Puerto Rico — 1.4%
State — 1.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,825,931
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,649,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(c)	925	310,949
Total Municipal Bonds in Puerto Rico		4,786,667
Total Long-Term Investments — 99.7% (Cost: $348,515,009)		346,303,516

	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.93%(h)(i)	1,142,507	1,142,622
Total Short-Term Securities — 0.3% (Cost: $1,142,570)		1,142,622
Total Investments — 100.0% (Cost: $349,657,579)		347,446,138
Liabilities in Excess of Other Assets — 0.0%		(139,470)
Net Assets — 100.0%		$ 347,306,668

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Pennsylvania Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,065,326	$ —	$ (5,922,704)(a)	$ —	$ —	$ 1,142,622	1,142,507	$ 91,650	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 346,303,516	$ —	$ 346,303,516
Short-Term Securities
Money Market Funds	1,142,622	—	—	1,142,622
	$1,142,622	$346,303,516	$—	$347,446,138

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation